Fees Summary	May 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 29,830,723.65
Previously Paid Amount	0.00
Total Fee Amount	4,119.63
Total Offset Amount	0.00
Net Fee	$ 4,119.63